Trade and Other Payables (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Trade and Other Payables [Abstract]
Trade payables		$ 27,778	$ 29,330
Accrued expenses		19,321	17,044
Other payables associated entities		0	2,467
Other payables provisional pricing adjustments	[1]	0	6,505
Other payables		2,509	5,530
Total trade and other payables		49,608	60,876
Comprising [Abstract]
Current		49,608	60,876
Non-current		$ 0	$ 0
Recognised current liability paid period		30 days

[1]	Refer to Note 5 (a) for details on provisional pricing adjustments.